As filed with the Securities and Exchange Commission on June 21, 2012

1933 Act File No. 002-97596
1940 Act File No. 811-04297

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 111 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 112 ☒

VAN ECK FUNDS
(Exact Name of Registrant as Specified in Charter)

335 Madison Avenue
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)
Registrant’s Telephone Number, Including Area Code: (212) 293-2000

Joseph J. McBrien, Esq.
Van Eck Associates Corporation
335 Madison Avenue
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)
☒ on June 27, 2012 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 111 (the “Amendment”) to the Registration Statement of Van Eck Funds (the “Registrant”) is being filed to delay the effectiveness of Post-Effective Amendment No. 104 under the Securities Act of 1933 (the “1933 Act”) until June 27, 2012. Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 104, which was filed pursuant to Rule 485(a) on March 9, 2012.

SIGNATURES

          Pursuant to the requirements of the 1933 Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of June, 2012.

VAN ECK FUNDS

By:	/s/ Jan F. van Eck

Name:	Jan F. van Eck
Title:	Chief Executive Officer and President

          Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Jan F. van Eck	Chief Executive Officer & President	June 21, 2012

Jan F. van Eck

/s/ John J. Crimmins	Vice President, Treasurer, Chief Financial Officer & Principal Accounting Officer	June 21, 2012

John Crimmins

/s/ Jane DiRenzo Pigott*
	Trustee	June 21, 2012
Jane DiRenzo Pigott*

/s/ Jon Lukomnik*
	Trustee	June 21, 2012
Jon Lukomnik*

/s/ Wayne H. Shaner*
	Trustee	June 21, 2012
Wayne H. Shaner*

/s/ R. Alastair Short*
	Trustee	June 21, 2012
R. Alastair Short*

/s/ Richard D. Stamberger*
	Trustee	June 21, 2012
Richard D. Stamberger*

/s/ Robert L. Stelzl*
	Trustee	June 21, 2012
Robert L. Stelzl*

*BY:	/s/ JOSEPH J. MCBRIEN

Joseph J. McBrien
Attorney-in-Fact
June 21, 2012